Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Operating Income by Segment	Separate financial information of operating income by segment is not available.
	For the six months ended June 30,
REVENUES, NET	2023	2022
Graphite anode business	$20,467,706	$9,945,459
Peer-to-peer knowledge sharing and enterprise business	240,785	319,677
Member services	11,535	95,974
Enterprise services
-Comprehensive tailored services	672	93,059
-Sponsorship advertising services	-	-
-Consulting services	198,833	6,440
Online services	-	697
Other revenues	29,745	123,507
Revenues, net	$20,708,491	$10,265,136

Schedule of Cost of Revenue	cost of revenues
	For the six months ended June 30,
COST OF REVENUES	2023	2022
Graphite anode business	$19,871,938	$8,611,503
Peer-to-peer knowledge sharing and enterprise business	217,226	620,645
Member services	-	-
Enterprise services
-Comprehensive tailored services	-	$507
-Sponsorship advertising services	-	-
-Consulting services	82,053	117,755
Online services	117,942	498,152
Other revenues	17,231	4,231
Cost of revenues	$20,089,164	$9,232,148

Schedule of Gross Profit	gross profit
	For the six months ended June 30,
GROSS PROFIT	2023	2022
Graphite anode business	$595,768	$1,333,956
Peer-to-peer knowledge sharing and enterprise business	23,559	(300,968)
Member services	11,535	95,974
Enterprise services
-Comprehensive tailored services	672	92,552
-Sponsorship advertising services	-	-
-Consulting services	116,780	(111,315)
Online services	(117,942)	(497,455)
Other revenues	12,514	119,276
Gross profit	$619,327	$1,032,988